May 01, 2019
ASG DYNAMIC ALLOCATION FUND

Supplement dated March 10, 2020 to the Summary Prospectus and Prospectus of the

ASG Dynamic Allocation Fund, each dated May 1, 2019, as may be revised or supplemented from time to time.

On March 9, 2020, the Board of Trustees (the “Board”) of Natixis Funds Trust II (the “Trust”) approved a change to the name of the ASG Dynamic Allocation Fund (the “Fund”), as well as changes in the Fund’s principal investment strategies and portfolio managers. Effective at the close of business on April 30, 2020, the Fund’s name will be changed to the “AlphaSimplex Multi-Asset Fund” and the Fund’s principal investment strategies will be amended and restated as described below.

Effective at the close of business on April 30, 2020, the sub-section “Principal Investment Strategies” in the “Fund Summary” and “Investment Goals, Strategies and Risks” sections is hereby replaced with the following with regard to the Fund:

The Fund tactically allocates its investments across a range of asset classes and global markets. Under normal market conditions, the Adviser will typically use a variety of derivative instruments, including equity, fixed-income and currency futures contracts and currency forward contracts, as well as exchange traded funds (“ETFs”) and money market and other short-term, high-quality securities, to achieve exposures to the following asset classes: (i) U.S. equity securities; (ii) foreign developed market equity securities; (iii) emerging market equity and fixed-income securities; (iv) U.S. fixed-income securities; (v) foreign developed market fixed-income securities; and (vi) currencies. Emerging markets are economies that the Adviser believes are not generally recognized to be fully developed markets, as measured by gross national income, financial market infrastructure, market capitalization and/or other factors. The Fund will typically obtain its target allocations through the use of long and/or short positions in futures and/or forward contracts, as well as investments in ETFs, which can provide exposure to certain asset classes that may not be readily available via futures contracts (e.g., domestic and international corporate bonds). The Adviser utilizes various proprietary quantitative models to identify investment opportunities. The Fund may obtain exposure to below investment grade fixed-income securities, also known as “junk bonds,” through its investments in ETFs. Below investment grade fixed-income securities are rated below investment grade quality (i.e., none of the three major rating agencies (Moody’s Investors Service, Inc., Fitch Investor Services, Inc. or S&P Global Ratings) have rated the securities in one of their respective top four ratings categories).

The Adviser uses a quantitative systematic approach to identify investment opportunities. The approach consists of overweighting and/or underweighting allocations to asset classes based on a number of factors, including momentum signals, the relative portfolio risks of various asset classes, asset class correlations, and/or market volatility. For example, the Adviser may overweight an asset class that demonstrates increasing momentum relative to other asset classes.

The Adviser separately manages the Fund’s investments in derivatives and ETFs (the “Multi-Asset Portion”) and the Fund’s investments in money market and other short-term, high-quality securities (the “Money Market Portion,” described further below). The Multi-Asset Portion will obtain economic leverage through the use of derivative instruments. Leverage can vary over time based on market conditions and the net notional value of the Multi-Asset Portion’s investments may significantly exceed the Fund’s total assets. Because the Fund’s investment exposure will often significantly exceed its total assets, it will be subject to increased risk compared to funds that do not leverage their investment exposure. While this increased investment exposure may magnify the Fund’s potential for gains, it will also magnify the potential for losses. For these reasons, the Fund is intended for long-term investors.

The Adviser will seek to manage the annualized volatility (a statistical measure of the variation of returns) of the Fund’s overall portfolio as part of the investment approach. The Adviser will monitor the portfolio daily and currently targets an annualized, forecasted volatility level of 13% or less. The Fund’s actual or realized volatility during certain periods or over time may materially exceed its forecasted target volatility for various reasons, including changes in market levels of volatility and because the Fund’s portfolio may include instruments that are inherently volatile. Actual or realized volatility can and will differ from the forecasted or target volatility.

The Fund expects that, under normal market conditions, it will invest at least 40% of its total assets in the Money Market Portion. The Fund may invest less than this percentage in the Money Market Portion and the Adviser will determine the percentage of the Fund’s assets that will be invested in the Money Market Portion at any time. The assets allocated to the Money Market Portion will be used primarily to provide collateral for the Fund’s investments in derivatives and, secondarily, to provide the Fund with incremental income and liquidity. Although the Fund will invest a significant portion of its assets in money market instruments, the Fund is not a “money market” fund and the value of the Money Market Portion as well as the value of the Fund’s shares may decrease. The Fund is not subject to the portfolio quality, maturity and net asset value requirements applicable to money market funds, and the Fund will not seek to maintain a stable net asset value. The Fund will concentrate its investments in the financial services industry, which means it will normally invest at least 25% of its total assets in securities and other obligations (for example, bank certificates of deposit, repurchase agreements and time deposits) of issuers in that industry.

The Adviser will only invest the assets of the Money Market Portion in high-quality securities which are denominated in U.S. dollars, and will select securities for investment based on various factors, including the security’s maturity and rating. The Adviser will invest primarily in: (i) short-term obligations issued or guaranteed by the United States government, its agencies or instrumentalities; (ii) securities issued by foreign governments, their political subdivisions, agencies or instrumentalities; (iii) certificates of deposit, time deposits and bankers’ acceptances issued by domestic banks, foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks; (iv) variable amount master demand notes; (v) participation interests in loans extended by banks to companies; (vi) commercial paper or similar debt obligations; and (vii) repurchase agreements.

The Fund expects to add commodities as an available asset class for investment at a future date. Although the Fund does not intend to invest in physical commodities directly, the Fund expects to obtain investment exposure to commodities and commodity-related derivatives by investing in a wholly-owned subsidiary expected to be organized under the laws of the Cayman Islands that will make commodity-related investments (the “Commodity Subsidiary”). The Fund anticipates registering the Commodity Subsidiary upon the attainment of approximately $100 million in assets under management. The maximum exposure to commodities will be 20% of total assets.

The Fund is non-diversified, which means that it may invest a greater percentage of its assets in a particular issuer and may invest in fewer issuers. Because the Fund may invest in the securities of a limited number of issuers, an investment in the Fund may involve a higher degree of risk than would be present in a diversified portfolio.

The Fund may engage in active and frequent trading of securities and other instruments. Effects of frequent trading may include high transaction costs, which may lower the Fund’s return, and realization of greater short-term capital gains, distributions of which are taxable as ordinary income to taxable shareholders.

Trading costs and tax effects associated with frequent trading may adversely affect the Fund’s performance. The Fund’s trading in derivatives is active and frequent. Active and frequent trading of derivatives, like active and frequent trading of securities, will result in transaction costs which reduce fund returns.

The percentage limitations set forth herein are not investment restrictions and the Fund may exceed these limits from time to time.